VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2016
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10.   VARIABLE INTEREST ENTITIES

CONSOLIDATED VARIABLE INTEREST ENTITIES

Enbridge Energy Partners, L.P.

EEP is a publicly-traded Delaware limited partnership and is considered a VIE as its limited partners do not have substantive kick-out rights or participating rights. Enbridge, through its wholly-owned subsidiary, Enbridge Energy Company, Inc. (EECI), has the power to direct EEP’s activities that have a significant impact on EEP’s economic performance. Along with a 35.3% (2015 - 35.7%; 2014 - 33.7%) economic interest held through an indirect common interest and preferred unit interest through EECI, the Company, through its 100% ownership of EECI, is the primary beneficiary of EEP. The public owns the remaining interests in EEP.

Enbridge Income Fund

The Fund is an unincorporated open-ended trust established by a trust indenture under the laws of the Province of Alberta and is considered a VIE by virtue of its capital structure. The Company is the primary beneficiary of the Fund through its combined 86.9% (2015 - 89.2%; 2014 - 66.4%) economic interest held indirectly through a common investment in ENF, a direct common interest in the Fund, a preferred unit investment in ECT, a direct common interest in Enbridge Income Partners GP Inc. and a direct common interest in EIPLP. As at December 31, 2016, the Company’s direct common interest in the Fund was 43.2% (2015 - 49.2%; 2014 - 11.9%). Enbridge also serves in the capacity of Manager of ENF and the Fund Group.

Enbridge Commercial Trust

Enbridge has the ability to appoint the majority of the Trustees to ECT’s Board of Trustees, resulting in the lack of decision making ability for the holders of the common trust units of ECT. As a result, ECT is considered to be a VIE and although Enbridge does not have a common equity interest in ECT, the Company is considered to be the primary beneficiary of ECT. Enbridge also serves in the capacity of Manager of ECT, as part of the Fund Group.

Enbridge Income Partners LP
EIPLP, formed in 2002, is involved in the generation, transportation and storage of energy through interests in its Liquids Pipelines business, including the Canadian Mainline, the Regional Oil Sands System, a 50.0% interest in the Alliance Pipeline, which transports natural gas, and its renewable and alternative power generation facilities. EIPLP is a partnership between an indirect wholly-owned subsidiary of the Company and ECT. EIPLP is considered a VIE as its limited partners lack substantive kick-out rights and participating rights. Through a majority ownership of EIPLP’s General Partner, 100% ownership of Enbridge Management Services Inc. (a service provider for EIPLP), and 54.2% of direct common interest in EIPLP, the Company has the power to direct the activities that most significantly impact EIPLP’s economic performance and has the obligation to absorb losses and the right to receive residual returns that are potentially significant to EIPLP, making the Company the primary beneficiary of EIPLP. As at December 31, 2016, the Company’s economic interest in EIPLP was 79.1%.

Green Power and Transmission

Through various subsidiaries, Enbridge has majority ownership interest in Magic Valley, Wildcat, Keechi, and New Creek wind farms. These wind farms are considered VIEs as they do not have sufficient equity at risk and are partially financed by tax equity investors. Enbridge is the primary beneficiary of these VIEs by virtue of the Company’s voting rights, its power to direct the activities that most significantly impact the economic performance of the wind farms, and its obligation to absorb losses.

Other Limited Partnerships
By virtue of a lack of substantive kick-out rights and participating rights, substantially all limited partnerships wholly-owned by Enbridge and/or its subsidiaries are considered VIEs. As these entities are 100% owned and directed by Enbridge with no third parties having the ability to direct any of the significant activities, the Company is considered the primary beneficiary.

The following table includes assets to be used to settle liabilities of Enbridge’s consolidated VIEs and liabilities of Enbridge’s consolidated VIEs for which creditors do not have recourse to the Company’s general credit as the primary beneficiary. These assets and liabilities are included in the Consolidated Statements of Financial Position.

December 31,	2016	2015
(millions of Canadian dollars)
Assets
Cash and cash equivalents	486	362
Restricted cash	-	26
Accounts receivable and other	781	972
Accounts receivable from affiliates	3	29
Inventory	53	54

	1,323	1,443
Property, plant and equipment, net	45,720	45,882
Long-term investments	954	1,005
Restricted long-term investments	83	45
Deferred amounts and other assets	1,949	1,806
Intangible assets, net	488	525
Goodwill	29	29
Deferred income taxes	231	267
Assets held for sale	278	-

	51,055	51,002

Liabilities
Bank indebtedness	172	33
Accounts payable and other	1,446	2,077
Accounts payable to affiliates	105	92
Interest payable	204	202
Environmental liabilities	140	139
Current maturities of long-term debt	342	760

	2,409	3,303
Long-term debt	20,176	19,998
Other long-term liabilities	1,207	1,340
Deferred income taxes	1,753	1,253

	25,545	25,894

Net assets before noncontrolling interests	25,510	25,108

The Company does not have an obligation to provide financial support to any of the consolidated VIEs, with the exception of EIPLP. The Company is required, when called on by Enbridge Income Fund Holdings Inc., to backstop equity funding required by EIPLP to undertake the growth program embedded in the assets it acquired in the Canadian Restructuring Plan.

UNCONSOLIDATED VARIABLE INTEREST ENTITIES
The Company currently holds several equity investments in limited partnerships that are assessed to be VIEs due to limited partners not having substantive kick-out rights or participating rights. Enbridge has determined that it does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance. Specifically, the power to direct the activities of a majority of these VIEs is shared amongst the partners. Each partner has representatives that make up an executive committee who makes significant decisions for the VIE and none of the partners may make major decisions unilaterally.

The carrying amount of the Company’s interest in VIEs that are unconsolidated and its estimated maximum exposure to loss as at December 31, 2016 and 2015 is presented below.

	Carrying	Enbridge’s
	Amount of	Maximum
	Investment	Exposure to
December 31, 2016	in VIE	Loss
(millions of Canadian dollars)
Vector Pipeline L.P.4	159	289
Aux Sable Liquid Products L.P.2	158	223
Rampion Offshore Wind Limited3	345	457
Eddystone Rail Company, LLC4	19	25
Illinois Extension Pipeline Company, L.L.C.1	759	759
Eolien Maritime France SAS5	58	686
Other1	17	17

	1,515	2,456

	Carrying	Enbridge’s
	Amount of	Maximum
	Investment	Exposure to
December 31, 2015	in VIE	Loss
(millions of Canadian dollars)
Vector Pipeline L.P.4	159	308
Aux Sable Liquid Products L.P.1	175	175
Rampion Offshore Wind Limited3	201	403
Eddystone Rail Company, LLC4	168	220
Illinois Extension Pipeline Company, L.L.C.1	713	713
Other1	15	15

	1,431	1,834

1	At December 31, 2016, the maximum exposure to loss for these entities is limited to the Company’s equity investment as these companies are in operation and self-sustaining.
2	At December 31, 2016, the maximum exposure to loss includes a guarantee by the Company for its respective share of the VIE’s borrowing on a bank credit facility.
3

At December 31, 2016, the maximum exposure to loss includes the portion of the Company’s parental guarantee that has been committed in project construction contracts in which the Company would be liable for in the event of default by the VIE.

4	At December 31, 2016 the maximum exposure to loss includes the carrying value of an outstanding loan issued by the Company.
5

At December 31, 2016, the maximum exposure to loss includes the portion of the Company’s parental guarantee that has been committed in project construction contracts in which the Company would be liable for in the event of default by the VIE and an outstanding affiliate loan receivable for $136 million held by the Company.

The Company does not have an obligation to and did not provide any additional financial support to the VIEs during the year ended December 31, 2016.